Acquisitions (Details) - Schedule of Consolidated Statements of Operations and Comprehensive Loss - PMX Transaction [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Revenue	$ 1,011,714	$ 2,601,310	$ 392,460
Net loss	$ 2,576,001	$ 38,577,046	$ 16,326,247